EQ ADVISORS TRUSTSM - ALL ASSET ALLOCATION PORTFOLIO
SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the “Trust”) regarding the All Asset Allocation Portfolio (“Portfolio”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com
The purpose of this Supplement is to provide you with information regarding (i) changes to the target allocations of the asset categories in which the Portfolio invests; and (ii) a name change to the Portfolio.
Information Regarding
All Asset Allocation Portfolio
Effective May 1, 2012, the name of the Portfolio will change to “All Asset Growth-Alt 20 Portfolio.” Therefore as of that date, all references to “All Asset Allocation Portfolio” are deleted and replaced with “All Asset Growth-Alt 20 Portfolio.”
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As of that date, the first paragraph in the section of the Prospectus “Investments, Risks and Performance-Principal Investment Strategy” hereby is deleted and replaced with the following information:
The Portfolio pursues its investment objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”). The Manager, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity, or fixed income investments or alternative investments (referred to herein as “asset classes”) as represented by the holdings of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 55% of its assets in equity investments, 25% in fixed income investments and 20% of its assets in alternative investments (e.g., ETFs that invest in commodities and other instruments that derive their value from natural resources, REITs and the EQ/GAMCO Mergers and Acquisitions Portfolio) through investments in Underlying Portfolios and Underlying ETFs. This asset allocation target may be changed by the Manager and the Trust’s Board of Trustees without shareholder approval.
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In addition, as of that date, the table following the second paragraph in the section of the Prospectus entitled “Investments, Risks and Performance – Principal Investment Strategy is deleted and replaced with the following information:

Asset Class
Range of Equity	55%
Large Cap Equity Securities	20%
Small/Mid Cap Equity Securities	15%
International/Emerging Markets Securities	20%
Range of Alternative Investments	20%
REITs	5%
Other Alternatives	15%
Range of Fixed Income	25%
Investment Grade Bonds	23%
High Yield Bonds	2%
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